REGISTRATION STATEMENT

As filed with the Securities and Exchange Commission on June 25, 2009

Securities Act of 1933 Registration No. 333-156024

Investment Company Act of 1940 Registration No. 811-22125

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.  2      ☑

Post-Effective Amendment No.      ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 1 ☑

(Check appropriate box or boxes)

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JAVELIN EXCHANGE-TRADED TRUST

(Exact Name of Registrant as Specified in Charter)

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33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542

(Address of Principal Executive Offices)

(609) 356-0800

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Bibb L. Strench, Esquire	Foreside Fund Services, LLC
Sutherland Asbill & Brennan LLP	Three Canal Plaza
1275 Pennsylvania Avenue N.W.	Portland, Maine 04101
Washington, D.C. 20004	(207) 553-7142
(202) 383-0509

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

JETSSM Exchange-Traded Trust

JETSSM Dow Jones Islamic Market International Index Fund

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

June 26, 2009

[JETS LOGO]

JETSSM is a registered trademark of Javelin Investment Management, LLC.

Table of Contents

Introduction

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JETSSM Dow Jones Islamic Market International Index Fund

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Performance Information

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Fees and Expenses

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Investment Advisory Services

7

Shareholder Information

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Portfolio Holdings Information

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Dividends and Distributions

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Taxes

13

Trademark Notice/Disclaimer

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Service Providers

15

Financial Highlights

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Appendix

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No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, the Funds’ investment adviser, Javelin Investment Management, LLC, or the Fund’s distributor, Foreside Fund Services, LLC.

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Introduction

This Prospectus provides the information you need to make an informed decision about investing in JETSSM Dow Jones Islamic Market International Index Fund (the “Fund”). It contains important facts about the Javelin Exchange-Traded Trust (the “Trust”) as a whole and the Fund in particular.

The Fund is a series of the Trust. Javelin Investment Management, LLC (the “Adviser”) is the investment adviser to the Fund. Esposito Partners, LLC (the “Sub-Adviser”) is the sub-adviser to the Fund.

JETSSM Dow Jones Islamic Market International Index Fund

Investment Objective

The Fund seeks performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of Shari’ah compliant securities. The Fund’s investment objective is not fundamental and may be changed without shareholder approval.

Principal Investment Strategies

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Dow Jones Islamic Market International Titans 100 IndexSM. As its primary strategy, the Fund generally attempts to replicate the performance of the target index by investing all or substantially all of its assets in the securities and depositary receipts that make up the target index or depositary receipts representing securities of the target index, holding each security or depositary receipt in approximately the same proportion as its weighting in the target index. The Fund may invest a portion of its assets in securities not included in its target index but which the Adviser or Sub-Adviser believes will help the Fund track its target index.

The Adviser uses a sampling strategy, rather than a replication strategy, in managing the Fund’s portfolio. Pursuant to a sampling strategy, the Fund’s assets may not be invested in substantially all of the securities that make up the target index, and/or the Fund’s weightings in each security may differ from those of the index. For example, in some cases certain international securities may be available only in certain share lot sizes or the transaction costs associated with a purchase of a very small position in a security may be prohibitive. In these cases, the Sub-Adviser will invest the Fund’s assets in certain of the securities that make up the target index, seeking to construct a portfolio so that its market capitalization, industry weightings, fundamental investment characteristics (such as return variability, earnings valuation and yield) and liquidity measures perform like those of the target index. In addition, the Fund may invest a portion of its assets in securities not included in the target index if the Sub-Adviser believes that investment in such securities is in the best interests of Fund shareholders and that such securities will assist the Fund in tracking the target index. Under normal circumstances, however, at least 90% of the Fund’s total assets will be invested in securities included in the target index and depository receipts representing such securities.

To the extent consistent with its investment policies, the Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. The Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

The Fund may use short-term income producing investments only to the extent those investments are consistent with Shari’ah principles. Because Shari’ah principles preclude the use of interest-paying instruments, the Fund does not currently intend to invest in short-term income-producing investments, which, unlike other investment companies, may limit the Fund’s ability to earn a return on assets not fully invested in the securities of the target index.

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The Adviser has engaged the Sub-Adviser for the day-to-day management of the Fund, including generally having the responsibility for determining the securities in which the Fund will invest.

Dow Jones Islamic Market International Titans 100 IndexSM

The Dow Jones Islamic Market International Titans 100 IndexSM (the “target index”) is an index maintained by Dow Jones Indexes based on a stringent and published methodology. The target index is a float-adjusted, market capitalization-weighted index consisting of 100 securities, each of which is a foreign security. As of June 22, 2009, the target index’s three largest stocks were BP PLC, Total S.A., and Novartis AG and its three largest industries were Oil and Gas, Health Care and Basic Materials. As of June 22, 2009, the capitalization of companies represented in the target index ranged from $153.3 billion to $7.2 billion. The Fund uses a replication strategy in seeking to track the target index.

The Shari’ah Supervisory Board of Dow JonesSM has approved this methodology and any changes to the Shari’ah Supervisory Board or the security selection criteria are at the sole discretion of Dow JonesSM.

The target index consists solely of common stocks that meet Islamic principles, but does not include all stocks that meet these principles. Certain businesses are incompatible with Shari’ah laws, and stocks of companies whose primary businesses are in these areas are excluded from the Index. Excluded businesses include: alcohol, conventional financial services (banking, insurance, etc.), casinos/gambling, pornography, tobacco manufacturers, pork related products and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above. The securities composing the target index include equity securities of U.S. and international companies (including common stocks and real estate investment trusts), American Depositary Receipts (“ADRs”), and Global Depository Receipts based on equity securities of international companies.

Dow Jones Indexes is the creator of the Dow Jones Islamic Market International Titans 100 IndexSM. The index is part of the Dow Jones Islamic Market IndexesSM family, which was created for those who wish to invest according to Islamic investment guidelines. Currently the family includes 90 indexes that track securities that have been screened according to rules-based criteria for Shari’ah compliance. A Shari’ah Supervisory Board, comprised of scholars from around the world, advises Dow Jones on matters related to Shari’ah compliance. As of June 22, 2009, the Dow Jones Islamic Market IndexesSM include stocks from 55 countries, providing investors with comprehensive tools based on a truly global investing perspective. Stocks are screened so that the indexes cover only securities that are well-traded and accessible to investors. After filtering out companies engaging in unacceptable business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or interest income.

Securities are selected for the Index so as to represent the most liquid securities meeting the Shari’ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.

The Fund reserves the right to substitute a different Shari’ah compliant index for the target index if the target index is discontinued, if Dow Jones Indexes’ arrangement with the Adviser relating to the use of the target index is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If Dow Jones Indexes’ arrangement with the Adviser relating to the use of the target index is terminated, the Trust will take whatever action is deemed to be in the best interests of the Fund’s shareholders and the shareholders will be provided with advance written notice of such action.

Shari’ah Supervisory Board

In order to maintain the highest standards of compliance with the principles and precepts of Islamic law, the services of a Shari’ah Supervisory Board (“SSB”) for the Fund have been retained. The SSB will oversee all operations, methodologies, and contracts related to the Fund and its trading. The SSB is separate from the Dow Jones Islamic Market Index Shari’ah Supervisory Board, although the two Boards have a single overlapping member.  Neither the SSB nor its Shari’ah scholars are affiliated with the Fund or the Adviser. In keeping with industry standards developed for Shari’ah compliance by the Accounting and Auditing Organization for Islamic Financial Institutions (“AAOIFI”), the SSB will be responsible for approving and periodically certifying the compliance of the Fund. The SSB will also review the target index and its component securities on a periodic basis

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to assess whether the target index remains an appropriate index for a Shari’ah compliant investment vehicle such as the Fund to attempt to track. To ensure the broadest possible consensus on all issues of Shari’ah compliance, the SSB is comprised of Shari’ah scholars with demonstrated experience in Islamic jurisprudence. They are a geographically diversed group a variety of geographic areas and are internationally recognized as leading scholars in modern Islamic finance. Under the careful supervision of these scholars, the Fund may be offered to the public as a truly Shari’ah compliant investment. Biographies of the members of the SSB are detailed in the Appendix.

The SSB is retained by the Fund only to provide counsel on matters relating to the Shari’ah compliance of the Fund’s structure, management, operations and, in particular, whether proposed types of investments are Shari’ah compliant. All business decisions for the Fund, including Fund investment changes, are within the province of the Adviser and Sub-Adviser upon consideration of guidance put forth by the SSB regarding whether the business decisions are Shari’ah compliant.

Principal Risks

The Fund is subject to certain risks. The principal risks to which the Fund is subject are described below.

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Stock market risk: the risk that stock prices overall will decline over a given period of time. The Fund’s total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

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Index Risk: the risk that stocks in the target index may underperform stock market investments that track other markets, segments or sectors. The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the target index.

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Tracking Error Risk: the risk that the Fund will not provide investment performance tracking the target index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the target index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks comprising the target index.

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Replication Management Risk: the risk that because the Fund is not ‘‘actively’’ managed, it would not usually sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Fund’s target index.

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Small- and Mid-Capitalization Risk: the risk that these stocks may be volatile. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

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Market Price Risk: the risk associated with the fact that the shares of the Fund are listed on the New York Stock Exchange Arca ™, Inc. (“NYSE Arca™ ”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares.

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Trading Halts Risk: the risk that trading of the Fund shares on the NYSE Arca ™ may be halted if NYSE Arca™ officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, if the Fund shares are delisted from the NYSE Arca™ or if the activation of market-wide “circuit breakers” halts stock trading generally. If trading is halted, investors may not be able to dispose of Fund shares that they own.

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Foreign Securities Risk: the risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Settlement procedures in certain foreign countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Foreign markets may also be less liquid and more volatile than U.S. markets. Foreign markets may offer less protection to investors.

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Foreign Currency Risk: the Fund's portfolio securities may be denominated in foreign currencies. There exists the risk that these currencies may decline in value relative to the U.S. dollar. Many emerging countries have recently experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation.

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Emerging Markets Risk: the risks relating to emerging markets, in which certain index members are located, is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, and have smaller market capitalizations. In addition, such countries generally have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries, as has historically been the case.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Many emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

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Foreign Settlement and Clearance Risk: Settlement and clearance procedures in foreign countries may be less developed and reliable than those in the United States and may involve the Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement, clearance or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. In addition, local agents and depositories are subject to local standards of care that may not be as rigorous as developed countries. Governments and other groups may also require local agents to hold securities in depositories that are not subject to independent verification.

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Islamic Shari’ah Investment Risk: the risk of the possibility that the Islamic Shari’ah restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Exchange-Traded Funds

The Fund is an exchange-traded fund or “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on a stock exchange, shares of ETFs can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities that compose an underlying or target index.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the net asset value (“NAV”) of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units” in exchange for an in-kind basket of securities.

NAV is typically calculated only once a day at the closing of trading on the New York Stock Exchange and reflects a fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that fund’s NAV determined as of the close of trading of the New York Stock Exchange. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF Shares on a secondary market through a broker. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Fund’s shares, because, Fund shares are listed for trading on the NYSE Arca™.

The market price of the Fund’s shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant. Accordingly, an investor may receive more or less than NAV when the investor sells Fund shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund.

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Fees and Expenses

Fee Table

The following table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:	None
Transaction Fee on Purchases and Redemptions:	Varies[1]
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund’s assets)
Management Fee:	0.68%
Distribution and Service (12b-1) Fees	%
Other Expenses[2,3]:	0.00%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.68%

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An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $1,500. An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.

2

The Trust’s Investment Advisory Agreement provides that Javelin Investment Management, LLC will pay all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

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The Fund had not commenced operations as of the date of this Prospectus. The “Other Expenses” listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending December 31, 2009 and are expected to be less than 0.01%.

Fee Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$ 69	$ 218

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Fund shares, referred to as Javelin Exchange Traded Shares or “JETS,” at NAV only in Creation Units of 50,000 shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into creation and redemption agreements with certain agents of the Fund and called authorized participants (‘‘Authorized Participants’’) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay to the Fund a standard Creation Transaction Fee of $1,500.00 per transaction (assuming 100 or fewer stocks in each Creation Unit). An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 per transaction to the Fund (assuming 100 stocks in each Creation Unit). See ‘‘How to Buy and Sell Shares’’ later in this Prospectus. Authorized Participants who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,000,000  and a 5% return each year,

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and assuming that the Fund’s total operating expenses remain the same , the total costs would be $6,947 if the Creation Unit is redeemed after one year, and $21,754 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

Investment Advisory Services

Investment Adviser

Javelin Investment Management, LLC or Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Fund (the ‘‘Advisory Agreement’’). The Adviser is a New Jersey limited liability company with its principal offices located at 33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542. The Adviser is a new investment adviser that as of the date of this Prospectus has no assets under management. The Adviser has no previous experience as an investment adviser to mutual funds. Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Fund’s assets and administers the affairs of the Fund to the extent requested by the Board of Trustees.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.68% of the Fund’s average daily net assets.

From the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Sub-Adviser

Esposito Partners, LLC or Sub-Advser, located at 300 Crescent Court, Suite 650, Dallas, Texas 75201, is a Delaware limited liability company. Sub-Adviser acts as investment sub-adviser to the Fund. Pursuant to separate Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the Fund, subject to the supervision of the Adviser and the Trust’s Board of Trustees. In this regard, the Sub-Adviser is responsible for implementing the replication strategy for the Fund with regard to its target index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time.

Pursuant to the Sub-Advisory Agreement, the Adviser agrees to pay Sub-Adviser a fee in accordance with the following schedule:

Assets Under Management (AUM)	% of AUM
$0 to $50,000,000	0.15
$50,000,000 to $100,000,000	0.12
$100,000,000+	0.10

The above fee is to be calculated on the total combined Trust assets under management by the Sub-Adviser and subject to a minimum relationship fee per year (Computed quarterly) of $50,000 per fund under management. Currently, the Fund is the only series of the Trust under management by the Sub-Adviser. The above fee is payable by the Adviser, and is not an obligation of the Fund.

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The Trust and Adviser may in the future seek an exemptive order from the SEC or may rely on an SEC rule that would permit the Adviser, subject to the supervision and approval of the Board, to enter into and materially amend sub-advisory agreements without such agreements being approved by the shareholders of the Fund. In this event, the Trust and Adviser would have the right to terminate or replace the Sub-Adviser without shareholder approval, including, without limitation, the replacement or reinstatement of the Sub-Adviser if the Sub-Advisory Agreement has automatically terminated as a result of an assignment. There is currently no SEC rule that would permit the Adviser to enter into and to materially amend sub-advisory agreements without shareholder approval. At this time, the Fund has not requested any such exemptive order. If the Fund were to request such an order from the SEC in the future that there is no assurance that such an order would be granted.

A discussion regarding the basis for the Board of Trustees approval of the Investment Management Agreement and Sub-Advisory Agreements will be available in the Fund's annual report for the period ended December 31, 2009.

Portfolio Managers and Members of the Investment Committee

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Esposito takes a team approach to managing the Fund’s portfolio. The four members of the team with the responsibility for the day-to-day management of the Funds’ portfolios are: William D. Martin, Wade A. Rogers, Marcus Talbert and Benjamin Deweese. Each of the portfolio managers has been with Esposito for one year. Prior to joining the firm, Mr. Rogers was with UBS for five years and Martin was with the firm for six months. Prior to UBS, Mr. Martin spent three years with Southwest Securities and two years with Stanford Group. Mr. Talbert, prior to joining the firm, was a portfolio manager at Broadway Investment Group for two years and with USAA for two years. Mr. Deweese was with the Bank of American for five years prior to joining Esposito.

The Statement of Additional Information has more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Upon obtaining exemptive relief from the SEC, the Fund would have the right to engage or terminate a sub-adviser at any time and without shareholder vote.

Shareholder Information

Shares of the Fund trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Fund varies over time based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof. The Fund is listed on the NYSE Arca™, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the target index (the ‘‘Deposit Securities’’) and generally makes a small cash payment referred to as the ‘‘Cash Component.’’ The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day that the NYSE Arca™ is open for business. The Cash Component

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represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an Authorized Participant, which must be either (i) a ‘‘Participating Party’’ i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the ‘‘Clearing Process’’) or (ii) a participant of The Depository Trust Company (‘‘DTC Participant’’) that, in either case, has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units. All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca™ (normally 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order generally must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other similar reasons. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

A fixed creation transaction fee of $1,500 per transaction (assuming 100 or fewer stocks in each Creation Unit) (the ‘‘Creation Transaction Fee’’) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See ‘‘Creation and Redemption of Creation Unit Aggregations’’ in the Statement of Additional Information.

Shares may be redeemed only in Creation Units at their NAV and only on a day the NYSE Arca™ is open for business. The Fund’s custodian makes available immediately prior to the opening of business each day of the NYSE Arca™, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (‘‘Fund Securities’’). Fund Securities received on redemption may not be identical to the Deposit Securities that are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt of a redemption request in proper form, and the value of the Fund Securities (the ‘‘Cash Redemption Amount’’), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca™ (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the distributor no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $1,500 per transaction (assuming 100 or fewer stocks in each Creation Unit;) (the ‘‘Redemption Transaction Fee’’) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Fund

9

reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, in which case the Fund may, in its discretion, reject any such request.

Frequent Trading

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”), including frequent trading that attempts to take advantage of potential arbitrage opportunities presented by changes in the value of the Fund’s portfolio securities during the time period between the close of the primary markets for such portfolio securities and the reflection of those changes in the Fund’s NAV. The Fund sells and redeems Creation Units primarily on an in-kind basis, making it more difficult to take advantage of changes in the value of portfolio securities that may not be reflected in the Fund's NAV. Furthermore, the Fund’s fair valuation process for foreign securities may have a tendency to reduce or eliminate potential arbitrage opportunities. Frequent trading of Fund shares in the secondary market will not directly affect the Fund’s cash flows, and therefore will have little potential to affect the ongoing management of the Fund or its ability to track the performance of its target index.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (‘‘DTC’’) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or ‘‘street name’’ form.

The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose Fund shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

An Authorized Participant that is not a “qualified institutional buyer” as defined in Rule 144A under the Securities Act of 1933 will not be able to receive, as part of the redemption basket, restricted securities eligible for

10

resale under Rule 144A. (For this reason, the Fund does not intend to include 144A securities in a redemption basket.)

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940, except as permitted by an SEC exemptive order granted to the Fund that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Fund can stop offering Creation Units at any time, and may postpone payment of redemption proceeds at times when NYSE Arca™ is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

Pricing Fund Shares

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca™, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund, known as the “indicative optimized portfolio value” (“IOPV”), will be disseminated every fifteen seconds throughout the trading day by the NYSE Arca™ or by other information providers or market data vendors. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Fund’s shares, stocks held by the Fund are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. The Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. The Fund’s Board of Trustees has delegated to the Adviser and Sub-Adviser the authority to use fair value prices. Certain market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s target index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s target index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

11

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser or Sub-Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its target index.

Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Although less common, fair-value pricing also may be used for domestic securities – for example, if trading in a security is halted and does not resume before the Fund’s pricing time or if a security does not trade in the course of a day. Fair-value pricing may also be used by the Fund to value restricted securities held by the Fund or certain small-capitalization or mid-capitalization securities with little or no trading activity for extended periods of time. Fair-value prices are determined by the Adviser according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Portfolio Holdings Information

The Fund publicly disseminates its full portfolio holdings each day the Fund is open for business through its internet web site at www.jetsetfs.com. The Fund may temporarily suspend daily disclosure of fund holdings if the Adviser deems such action in the interest of the shareholders. The Fund also may terminate or modify this policy at any time without further notice to shareholders. In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily prior to the open of the NYSE Arca™ via the NSCC. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Dividends and Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as ‘‘distributions.’’

The Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as ‘‘income dividend distributions.’’ The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as ‘‘capital gain distributions.’’ Fund distributions are expected to consist primarily of capital gain distributions, although income dividend distributions will also be made.

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such option available.

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market. Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

12

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell your shares of the Fund.

Taxes on Distributions

Distributions from the Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Under current law, distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing ‘‘wash sales’’ on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

13

Foreign Taxes

The Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of the Fund’s assets consists of stock in foreign corporations, such Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

U.S. Tax Treatment of Foreign Shareholders

Nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, in the case of distributions attributable to the Fund’s taxable year ending on October 31, 2009, net short-term capital gains, of the Fund. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

A foreign investor will generally not be subject to U.S. tax on gains realized on sales or exchanges of Fund shares unless the investment in the Fund is connected to a trade or business of the investor in the United States or if the investor is present in the United States for 183 days or more in a year and certain other conditions are met.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

Trademark Notice/Disclaimer

“Dow Jones®”, “Titans®” and “Dow Jones Islamic Market International Titans 100 IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for use by the Adviser.

The JETSSM Dow Jones Islamic Market International Index Fund are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the JETSSM Dow Jones Islamic Market International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JETSSM Dow Jones Islamic Market International Index Fund particularly. Dow Jones' only relationship to Javelin Investment Management, LLC, the licensee, is licensing certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Islamic Market International Titans 100 IndexSM, which is determined, composed and calculated by Dow Jones without regard to Javelin Investment Management, LLC or the JETSSM Dow Jones Islamic Market International Index Fund. Dow Jones has no obligation to take the needs of Javelin Investment Management, LLC or the owners of the JETSSM Dow Jones Islamic Market International Index Fund into consideration in determining, composing or calculating Dow Jones Islamic Market International Titans 100 IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JETSSM Dow Jones Islamic Market International Index Fund to be issued or in the determination or calculation of the equation by which the JETSSM Dow Jones Islamic Market International Index Fund are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the JETSSM Dow Jones Islamic Market International Index Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100 INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JAVELIN INVESTMENT MANAGEMENT, LLC, OWNERS OF THE JETSSM DOW JONES ISLAMIC MARKET INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100

14

INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES ISLAMIC MARKET INTERNATIONAL TITANS 100 INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND JAVELIN INVESTMENT MANAGEMENT, LLC.

Service Providers

Distributor

Foreside Fund Services, LLC is the principal underwriter and distributor of the Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, BBH or their affiliates.

Administrator, Transfer Agent and Custodian

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator and transfer agent of the Fund and as custodian of the Fund’s investments. BBH’s principle address is 40 Water Street, Boston, MA 02109-3661.

Compliance Support

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS is not affiliated with the Adviser, BBH or their affiliates.

Financial Highlights

No financial information is available for the Fund because it had not commenced operations prior to the date of this Prospectus.

15

Appendix

Biographies of the Shari’ah Supervisory Board

Shaykh Nizam Yaquby (Bahrain)

Shaykh Nizam Yaquby serves on the Shariah Supervisory Boards of over fifty financial institutions worldwide, including several key memberships on the boards of the Dow Jones Islamic Market Indexes and the Auditing and Accounting Organization of Islamic Financial Institutions (AAOIFI). He is an advisor to a number of multinational banks and financial institutions including HSBC Islamic, Citi Islamic Investment Bank, AIG Takaful, Credit Suisse, CIMB Islamic, National Bank of Abu Dhabi, Arcapita, Gulf Finance House, Islamic Bank of Britain, Lloyds Bank TSB, and European Islamic Investment Bank.

Having taught tafsir, hadith and fiqh in Bahrain since 1976, Shaykh Nizam continues to contribute important original research on many aspects of modern Islamic finance and is an author of several articles and publications that have been published in both English and Arabic.

Shaykh Nizam is called upon frequently to consult with governmental and regulatory authorities on issues related to Islamic finance, and he is a regular speaker at seminars and conferences worldwide.

Sheik Taha Abdul-Basser

Sheik Taha Abdul-Basser has been Chaplain for Harvard Islamic Society (HIS), a student organization that is dedicated to meeting the social and religious needs of the Muslim community at Harvard and promoting an awareness of Islam in the Harvard community for over a decade. HIS has been serving the Harvard community since its establishment in 1955. He attended undergraduate and graduate studies at Harvard.

He was born and raised as a Muslim in New York City and came to attend Harvard College in 1992, graduating with a degree in Comparative Study of Religion in 1996. He has led study circles on Islamic creed and practice, Qur’anic recitation and traditional Arabic linguistics for years.

Has spent a brief time studying in Yemen and is a candidate for a Ph.D. from the Department of Near Eastern Languages and Civilizations at Harvard and is finishing a dissertation in post-formative Islamic ethics and traditional Arabic literary theory.

Dr. Yousef Abdullah Al-Shubaily

Dr. Shubaily  is a holder of a Bachelor degree from the Faculty of Shari'ah, in Imam Muhammad bin Saud Islamic University (1994), with excellence, and a Master Degree from the Department of Comparative Jurisprudence at the Higher institute of Judiciary of Imam Muhammad Bin Saud Islamic University (1997), with excellence. He also holds a Ph.D. with the first honors from the same department in 2002.

He is a member of faculty of the Comparative Jurisprudence Department at the High Institute of Judiciary. Cooperating Professor at the American Open University. Member of assembly of Muslim Jurists in America. Member of the Shari'ah Committee that reviews the collection system of Zakat in Saudi Arabia.

He is a Shari'ah advisor to a number of charitable institutions and numerous financial and economic institutions in Saudi Arabia, Arab Gulf states, United States of America, and the rest of the world.

Dr. Shubaily has participated in many specialized seminars and scientific sessions, in Saudi Arabia, Arab Gulf states, United States of America, and the rest of the world.

Dr. Shubaily has supervised and discussed dozens of academic researches for postgraduate students.

16

JETSSM Exchange-Traded Funds

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”): The SAI of the Fund provides more detailed information about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Fund by contacting the Fund at:

JETSSM Exchange-Traded Funds

c/o Foreside Fund Services, LLC

Three Canal Plaza,

Portland, Maine 04101

www.jetsetfs.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports and other information about the Fund are also available:

•

Free of charge from the Fund’s website at www.jetsetfss.com;

•

Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;

•

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or

•

For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-22125)

17

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

June 26, 2009

JETSSM Exchange-Traded Funds

JETSSM Dow Jones Islamic Market International Index Fund

33 Witherspoon Street, Suite 210

Princeton, NJ 08542

(866) 528-0029

This SAI is not a prospectus. It should be read in conjunction with the current Prospectus dated June __ 2009, of the JETSSM Dow Jones Islamic Market International Index Fund, a series of Javelin Exchange-Traded Trust, as such Prospectus may be revised from time to time. A copy of the Fund’s Prospectus is available by calling the number listed above , by calling, toll free, (866) 528-0029, visiting www.jetsetfs.com or writing to JETSSM Exchange-Traded Funds, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

TABLE OF CONTENTS

The Trust

1

Investment Objective, Strategies and Risks

1

Fundamental Policies and Investment Restrictions

7

Portfolio Turnover

7

Information About the Shares

8

Additional Information About the Target Index and the Index Administrator

15

Portfolio Holdings Information

17

Trustees and Executive Officers

18

Proxy Voting Policies and Procedures

20

Control Persons, Principal Shareholders, and Management Ownership

20

Investment Adviser and Sub-Adviser

21

Distributor

23

Other Service Providers

23

Execution of Portfolio Transactions and Brokerage

24

Determination of Share Price

26

Financial Statements

29

i

THE TRUST

Javelin Exchange-Traded Trust (the “Trust”) is a Delaware statutory trust that was organized on July 18, 2007 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Trust Instrument”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional Javelin Exchange Traded Shares (“JETSSM” or “shares”) of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust currently consists of JETSSM Dow Jones Islamic Market International Index Fund (the “Fund”), a single series that represents a separate investment portfolio.

The Fund is advised by Javelin Investment Management, LLC (the “Adviser”) and sub-advised by Esposito Partners, LLC (the “Sub-Adviser”).

The Trust Instrument also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Trust Instrument provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Trust Instrument further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund's investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Fund's principal investment strategies, the Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below.

Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this Statement of Additional Information and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

The investment objective of the Fund is to seek to track the performance of a benchmark index that measures the investment return of Shari’ah compliant securities.

The Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.

Equity Securities

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the equity securities may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small or mid-sized companies, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, its performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Foreign Securities

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Dividends payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Depositary Receipts

American Depositary Receipts (“ADRs”) are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. European Depositary Receipts (“EDRs”) and (Global Depositary Receipts (“GDRs”) are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

To the extent the Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent the Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. The Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that the Adviser or Sub-Adviser deems to be illiquid or any Depository Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Emerging Market Securities

Countries with emerging markets are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. To the extent permitted by their investment policies, the Funds may invest their assets in countries with emerging economies or securities markets.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Certain emerging market countries may have antiquated legal systems, which may adversely impact the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Certain emerging countries may restrict or control foreign investments in their securities markets. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. The Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

Foreign Currency Transactions

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

To the extent consistent with its investment policies, the Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. The Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

Illiquid Securities

Illiquid securities may include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Restricted and other illiquid securities may entail the potential for delays on resale and uncertainty in valuation. The Fund may invest up to 15% of its net assets in securities that are illiquid.

Indexes and Index Sampling

There exists the risk that stocks in the target index may underperform stock market investments that track other markets, segments or sectors. The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the target index.

In addition, there is the risk that the Fund will not provide investment performance tracking the target index. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the target index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the target index. Since the target index components may change on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition if the Fund employs a sampling strategy, the stocks held by the Fund may provide performance that differs significantly from the aggregate performance of all of the stocks that compose the target index.

Islamic Shari’ah Investment Risk

The risk of the possibility that the Islamic Shari’ah restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions. For example, the Fund may not invest in a number of short-term investments such as certificates of deposit, bankers’ acceptances and time deposits, commercial paper and short-term notes, money market funds, and repurchase agreements.

The Fund may use short-term income producing investments to the extent those investments are consistent with Shari’ah principles. Short-term investments are securities that mature or have a remaining maturity of twelve months or less from the date of purchase. Most ordinary mutual funds use a variety of interest-paying investments for short-term needs. Because the Fund may not receive interest from its investments, the Fund cannot use them.

A limited amount of Shari’ah compliant short-term opportunities that do not pay interest may be available from time-to-time. The Fund may invest in them, when such opportunities are appropriate for the Fund.

In accordance with Shari’ah principles, the Fund shall not purchase bonds, debentures, or other interest paying obligations of indebtedness. The Fund may not make loans, lend portfolio securities, make short sales, borrow money, or purchase or sell options.

Other Investment Companies

The Fund may pursue its investment objective by investing in shares of other open-end investment companies, except for certain types of investment companies including money market funds. The Fund currently intends to limit its investments in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal.

As a shareholder of another investment company, the Fund bears its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Replication Management

There is a risk that because the Fund is not ‘‘actively’’ managed, it would not usually sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Fund’s target index.

Securities Markets

The shares of the Fund are listed on the New York Stock Exchange Arca™, Inc. (“NYSE Arca™”) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, an investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when selling Fund shares.

Small- and Mid-Capitalization Stocks

Historically, these stocks have been more volatile in price than the large-capitalization stocks. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Trading Halts Risk

A risk exists that trading of the Fund shares on the NYSE Arca™ may be halted if NYSE Arca™ officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, if the Fund shares are delisted from the NYSE Arca™ or if the activation of market-wide “circuit breakers” halts stock trading generally. If trading is halted, investors may not be able to dispose of Fund shares that they own.

FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Trust on behalf of the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. The Fund may not:

1)

Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

2)

Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or from acquiring securities of real estate investment trusts or other issuers that deal in real estate.

3)

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

4)

Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

5)

Borrow money.

6)

Issue any senior security, except as permitted under the 1940 Act, as amended and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)

Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry of group of industries), except that the Fund will concentrate to approximately the same extent that its target index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Notwithstanding other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

For the purposes of Investment Restrictions Nos. 1 and 5 above, the Fund expects that it would be required to file an exemptive application with the SEC and receive the SEC’s approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Fund had not filed such an exemptive application.

Except with respect to illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Because the Fund seeks to match the performance of its Target index, portfolio securities may be sold without regard to the length of time they have been held. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”

INFORMATION ABOUT THE SHARES

Shares or “JETS” issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. If additional series of the Trust are established, the Fund will vote separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust will vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The Fund offers and issues JETS or shares at net asset value only in aggregations of a specified number of shares, generally in exchange for a basket of securities included in the target index (currently, the Dow Jones Islamic Market International Titans 100 Index), together with the deposit of a specified cash payment. Fund shares have been approved for listing and secondary trading on the NYSE Arca™, subject to notice of issuance. Fund shares will trade on the NYSE Arca™ at market prices that may be below, at, or above NAV. Fund shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 shares. In the event of the liquidation of the Fund, the Trust may lower the number of shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund shares, although it has no current intention of doing so. In addition, Fund shares may be issued in advance of receipt of particular Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Placement of Creation Orders Outside Clearing Process" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with typical in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.

Purchase and Redemption of Creation Units

The Trust issues and sells shares of the Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

General. The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. A “Business Day” with respect to the Fund is any day on which the NYSE Arca™, the Fund’s listing exchange, and the Fund’s Custodian is open for business. As of the date of this Statement of Additional Information, NYSE Arca™ observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities and depositary receipts (the “Deposit Securities”) constituting an optimized representation of the Fund’s target index and an amount of cash in U.S. dollars computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount. The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the Deposit Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant shall ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser or its agent makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the NYSE Arca™ (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of the Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the target index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the target index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of the Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of the Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Fund. With respect to the Fund, the Distributor will notify the Adviser or Sub-Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). For the Fund, the Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must ordinarily submit an irrevocable purchase order no later than 4:00 p.m., Eastern Time on any Business Day in order to receive that Business Day’s NAV. Orders to purchase shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant foreign market are closed will not be accepted. In such cases, a purchase order must be submitted on the next Business Day. If an Authorized Participant is seeking the Trust’s permission to substitute an amount of cash to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other similar reasons, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date.  If the Trust is requiring the substitution of an amount of cash to be added to the Cash Component, the order must be received by the Distributor no later than 4:00 p.m., Eastern time on the trade date.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by NTI, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Fund’s Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix A, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. The Trust may in the future permit or require creations and redemptions of the Fund in-kind. In addition, the Trust may in its discretion make Creation Units of any of the other Funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A purchase transaction fee payable to the Trust is imposed to compensate the Trust for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time.

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchase*
Fund	$1,500	**

———————

*

As a percentage of the value of amount invested

**

The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed 3.00%.

Redemption of Creation Units

Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough JETS shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of JETS shares to constitute a redeemable Creation Unit.

The Adviser or Sub-Adviser makes available through the NSCC prior to the opening of business on the NYSE Arca™ (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Portfolio Securities”). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A redemption transaction fee payable to the Trust is imposed to offset transfer and other transaction costs that may be incurred by the Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

	Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemption*
Fund	$1,500	**

———————

*

As a percentage of the value of amount invested

**

The maximum additional variable charge for cash redemptions will be a percentage of the value of the Portfolio Securities, which will not exceed 2.00%.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant ordinarily must submit an irrevocable redemption request no later than 4:00 p.m., Eastern Time on any Business Day in order to receive that Business Day’s NAV. If an Authorized Participant is requesting that the Trust add an amount of cash to the Cash Component to replace any Deposit Security that may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other similar reasons, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date.  If the Trust is requiring the that an amount of cash to be added to the Cash Component, the order must be received by the Distributor no later than 4:00 p.m., Eastern time on the trade date.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund’s Distributor not later than the 4:00 p.m. Eastern time on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Fund’s Custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods as described in Appendix A.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix A, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to the Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust’s Custodian, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Listing Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the NYSE Arca™ is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE Arca™ is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

ADDITIONAL INFORMATION ABOUT THE TARGET INDEX AND THE INDEX ADMINISTRATOR

Based on its own proprietary intellectual model, Dow Jones Indexes has established specific criteria for determining which securities will be eligible for inclusion in the target index (the "Index Methodology"). The target index will be administered by Dow Jones Indexes. Dow Jones Indexes will employ the Index Methodology to determine the composition of the target index. Dow Jones Indexes also acts as "index calculation agent" in connection with the calculation and dissemination of the target index. The target index is compiled, maintained and calculated without regard to the Adviser or Sub-Adviser, or Distributor. Dow Jones Indexes has no obligation to take the specific needs of the Adviser, Sub-Adviser or Distributor into account in the determination and calculation of the Target index.

It is expected that each target index will be available through major market data vendors as a result of dissemination to the Consolidated Tape Association by the NYSE Arca™. The NYSE Arca™ is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or the Distributor. The Fund is entitled to use its target index pursuant to a licensing agreement between Dow Jones Indexes and Sub-Adviser, and a sub-licensing agreement between Sub-Adviser and the Adviser. There is no charge to the Fund in connection with these licensing agreements.

Exchange Listing and Trading

The Fund's shares have been approved for listing on the NYSE Arca™ and will trade on the NYSE Arca™ at market prices that may differ from net asset value. The only relationship that the NYSE Arca™ has with the Adviser, the Sub-Adviser, the Distributor or the Trust in connection with the Fund is that the NYSE Arca™ lists the shares pursuant to its listing agreement with the Trust. The NYSE Arca™ has no obligation or liability in connection with the administration, marketing or trading of the Fund.

There can be no assurance that, in the future, the Fund's shares will continue to meet all of the listing requirements of NYSE Arca™. The NYSE ArcaSM may, but is not required to, delist the Fund's shares if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the Fund's shares for 30 or more consecutive trading days; (2) the value of the target index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the NYSE Arca™, makes further dealings on the NYSE ArcaTM inadvisable. The NYSE ArcaTM will also delist the Fund's shares upon termination of the Fund.

As with any stock traded on an exchange, purchases and sales of the Fund's shares will be subject to usual and customary brokerage commissions. The Trust reserves the right to adjust the price levels of the shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of the Fund or the total value of shares held by any shareholder.

Book Entry Only System

DTC acts as securities depositary for the Fund shares. Fund shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Fund shares. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca™ and Financial Industry Regulatory Authority (“FINRA”). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares.

The Fund recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the Fund shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Fund shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Fund shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the NYSE Arca™ (or such other exchange on which Fund shares may be listed).

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of the Fund, known as the “indicative optimized portfolio value” (“IOPV”), will be disseminated every fifteen seconds throughout the trading day by the Listing Exchange on which the Fund is listed or by other information providers or market data vendors. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. The IOPV should not be viewed as a “real-time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to its accuracy.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Fund’s shareholders. The policy provides that neither the Fund nor its Investment Manager, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose the Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Fund’s actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Under the policy, neither the Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible Website. Under the policy, each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Fund in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily on the Fund’s website. The Distributor may provide portfolio holdings information that has been posted on the Fund’s website directly to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day.

Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the Fund’s website may be provided to third parties only in limited circumstances. In general, third-party recipients of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the Trust’s Chief Compliance Officer (“CCO”). In accordance with the policy, the following persons may receive non-public portfolio holdings information: the Adviser, the Sub-Adviser, the Fund’s independent registered public accounting firm, the Fund’s distributor, administrator and custodian, the Fund’s legal counsel, counsel to the Fund’s disinterested Trustees, the Fund’s financial printers, and any proxy voting service retained to vote or provide recommendations on voting Fund securities. Disclosure to any other third parties must be approved in advance by the CCO, who must determine that the Fund has a legitimate business purpose for disclosing the information. Disclosure to rating and ranking organizations will generally be permitted. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of a Fund Representative. In addition, portfolio holdings information may be provided from time to time to broker-dealers solely in connection with the Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). Shareholders may obtain the Fund’s Forms N-CSR and N-Q filings on the SEC’s Website at sec.gov. In addition, the Fund’s Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Website or the operation of the public reference room.

Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Trust and its separate series. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust (1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Trustees of the Trust
Interested Trustee* Brinton W. Frith 12/6/1969 33 Witherspoon Street, Suite 210, Princeton NJ 08542	Chairman and Trustee	Indefinite Term Since July 2007.	President, Javelin Investment Management LLC (investment adviser), May 2007 to present, and formerly, Managing Director, Philadelphia Brokerage Corporation 1992-2007.	1	None
Independent Trustees Sandro Stefanelli 6/17/1966 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Trustee	Indefinite Term Since May 2009.	Sales Representative, IBM, since May, 2007 to present, and formerly, Sales Representative, Thompson/NETg, from December 2003 to May, 2007.	1	None
Steven Zabielski 10/12/1965 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Trustee	Indefinite Term Since May 2009.	Attorney, Jacobs Law Group, since May 2007 to present, and formerly, Sales Representative, IBM from June 2003 to May 2007.	1	None
Officers of the Trust
Cathleen Lesko 05/5/1960 33 Witherspoon Street, Suite 210, Princeton, NJ 08542	Treasurer and Secretary	Indefinite Term Since July 2007.	Secretary, Javelin Investment Management LLC (investment adviser) since July, 2007, and formerly, Group Manager, Global Procurement, PepsiCo, Inc. from December 1985 to April 2005.	Not Applicable	Not Applicable
Paul Hahesy Age: 36 Three Canal Plaza Suite 100 Portland, ME 04101	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since May 2009.	Compliance Manager, Foreside Compliance Services, LLC, 2005 to present; and Compliance Consultant, MetLife Group (insurance) 2001 to 2005	Not Applicable	Not Applicable

———————

*

A Trustee has been determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Adviser.

(1)

The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

The term “Fund Complex” includes any investment company portfolios advised by the Adviser or the Sub-Adviser.

Trust Committees

The Trust has three standing committees: the Nominating Committee, the Audit Committee and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the Chairman of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the Chairman of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Board has established a Valuation Committee that is comprised of one or more Independent Trustees, the Trust’s President and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the June 24, 2009.

Name	Dollar Range of Fund Shares(1)	Dollar Range of Shares of all Funds in Fund Complex Overseen by Trustee
Brinton W. Frith	$10,001 - $50,000	$10,001 - $50,000
Sandro Stefanelli	None	None
Steven Zabielski	None	None

———————

(1)

As the Fund was not operational prior to the date of this SAI, no Trustees or officers own shares of the Fund.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Adviser, the Fund’s Distributor, or any of their affiliates.

Compensation

Independent Trustees receive an annual retainer of $3,000.00 expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the estimated compensation to be paid by the Trust to each Trustee projected from January 1, 2010 through the end of the Trust’s first full fiscal year, ending December 31, 2010:

Name of Person/Position	Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustee
Brinton W. Frith, Trustee	None	None	None	None
Sandro Stefanelli, Trustee	$3,000.00	None	None	$3,000.00
Steven Zabielski, Trustee	$3,000.00	None	None	$3,000.00

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 under the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures on behalf of the Fund which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. In turn, the Adviser has delegate proxy voting responsibility to the Sub-Adviser. The Fund’s and Adviser’s proxy voting policies require that proxies be voted in a manner consistent with the best interests of the Fund and its shareholders. Such policies also require the Sub-Adviser to present to the Board, at least annually, the Sub-Adviser’s proxy policies and a record of each proxy voted by the Sub-Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Sub-Adviser as involving a conflict of interest.

The Sub-Adviser has also adopted a proxy voting policy (the “Sub-Adviser’s Policy”) that underscores the concern that all proxy voting decisions be made in the best interests of the Fund’s shareholders. The Sub-Adviser’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Adviser’s or the Sub-Adviser’s interests and the Fund’s interests, the Sub-Adviser will resolve such conflict in the best interests of the Fund’s shareholders. Typically, the Sub-Adviser will (1) disclose the conflict and obtain the Board’s consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Fund’s shareholders.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Fund will be available without charge, upon request, by calling , toll free, (866) 352-0029 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control.

As of June 24, 2009, Brinton W. Frith and Cathleen Lesko, each owners of the parent company of the Adviser, each owned of record 50% of the outstanding shares of the Fund.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser

Javelin Investment Management LLC (or Adviser) serves as the investment adviser to the Fund with overall responsibility for the general management and administration of the Fund, subject to the supervision of the Trust's Board of Trustees. The Adviser is located at 33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542. The Adviser's parent company is Javelin Holdings LLC ("Javelin Holdings"). Javelin Holdings is an early stage financial services company specializing in the development of innovative financial products and investment strategies.

Sub-Adviser

Esposito Partners, LLC (or Sub-Adviser) serves as the investment sub-adviser to the Fund. The Sub-Adviser is located at 300 Crescent Court, Suite 650, Dallas, Texas 75201 and is a Delaware limited liability company. As of December 31, 2008, Sub-Adviser had $28,000,000 of assets under management.

Investment Advisory and Sub-Advisory Agreements

The Adviser serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible, subject to the supervision of the Trust's Board for the day-to-day management of the Fund in accordance with the Fund's investment objectives, policies and strategies. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers, Trustees or employees of the Trust. Pursuant to the Advisory Agreement, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services to be provided by the Adviser under the Advisory Agreement. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Pursuant to the Advisory Agreement, the Adviser is responsible for all expenses of the Fund, except for the fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

For the services it provides to the Fund, the Adviser receives a management fee equal to an annual rate of .68% of the Fund's average daily net assets. The fees are accrued daily and paid monthly.

Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the Fund, subject to the supervision of the Adviser and the Fund’s Board of Trustees. In this regard, the Sub-Adviser is responsible for implementing the replication strategy for the Fund with regard to its target index and for general administration, compliance and management services as may be agreed upon.

For the services to be rendered by the Sub-Adviser, the Adviser shall pay to the Sub-Adviser at the end of each month an advisory fee accrued daily and payable monthly based on an annual percentage rate of each Series' average daily net assets:

Assets Under Management (AUM)	% of AUM
$0 to $50,000,000	0.15
$50,000,000 to $100,000,000	0.12
$100,000,000+	0.10

The above fee is calculated on the total combined Trust assets under management by the Sub-Adviser and subject to a minimum relationship fee per year (computed quarterly) of $50,000.00 per fund under management.

Neither the Trust nor the Fund shall be responsible for any portion of the compensation payable to the Sub-Adviser hereunder. In addition, the Adviser shall be responsible for extraordinary expenses incurred by the Sub-Adviser in performing its services hereunder, including, without limitation, expenses incurred with respect to any third-party proxy voting execution, advice and reporting services.

The Advisory Agreement and Sub-Advisory Agreements between the Adviser and the Sub-Adviser, with respect to the Fund, were initially approved by the Board on May 21, 2009. The Advisory Agreement and each Sub-Advisory Agreement, with respect to the Fund, continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Trust with respect to the Fund on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Trustees), or by the Adviser or the Sub-Adviser on 60 days written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser, or of reckless disregard by each of them of their obligations thereunder, the Adviser and the Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

Portfolio Managers

Set forth below is additional information regarding the individual identified in the Prospectus as primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager").

Information regarding the other accounts managed by each Portfolio Manager is set forth below:

	Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
William D. Martin	Registered investment companies	13	$ 28,000,000	0	$ 0
	Other pooled investment vehicles	0	$ 0	0	$ 0
	Other accounts	0	$ 0	0	$ 0

Although the Fund in the Trust and other mutual funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its target index. The Investment Adviser and Sub-Adviser do not believe that management of the different mutual funds, including the Fund, of the Trust presents a material conflict of interest for the Portfolio Managers, the Investment Adviser or the Sub-Adviser.

Portfolio Manager Compensation

The Sub-Adviser’s Portfolio Managers’ fixed compensation is generally determined by employee performance. No compensation is directly related to the performance of the underlying assets and no stock options are granted. Any discretionary compensation paid to the Portfolio Managers is based on the determination of management to pay such compensation.

Securities Ownership of the Portfolio Manager

As of June 26, 2009, the Portfolio Managers did not own shares of the Fund.

Potential Conflicts of Interest

The Trust does not believe that the Portfolio Manager is subject to any conflicts of interest in connection with his management of the Fund as the Portfolio Manager does not currently have primary responsibility for the day-to-day management of any other accounts or funds.

However, the Portfolio Manager may in the future manage multiple portfolios for multiple clients. These accounts may include other investment companies or separate accounts (assets managed on behalf of individuals and institutions). The Portfolio Manager may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Sub-Adviser Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. Furthermore, because the Fund is an index fund, the securities acquired by the Fund will to a large extent be determined by the composition of the target index, meaning that the Portfolio Manager’s investment decisions for the Fund will frequently differ from his investment decisions for other accounts not managed to track the performance the target index. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Adviser with respect to the Fund. However, the compensation structure for the Portfolio Manager generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of shares of the Trust. Its principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of theFINRA. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Fund. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

OTHER SERVICE PROVIDERS

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator, transfer agent and custodian to the Fund. The principal address of BBH is 40 Water Street, Boston, MA 02109-3661.

BBH serves as administrator pursuant to an Administrative Agency Agreement. Under the Administrative Agency Agreement, BBH is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Trust and the Fund. BBH calculates the net asset value of Fund shares and calculates net income and realized capital gains or losses. BBH also serves as the transfer agent for the Fund’s authorized and issued shares pursuant to the Administrative Agency Agreement. Pursuant to the Administrative Agency Agreement, the Trust has agreed to indemnify BBH for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Under a separate Custodian Agreement with the Trust, BBH maintains the cash, securities and other assets of the Fund, keeps all necessary accounts and records relating thereto, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Fund.

Sutherland Asbill & Brennan, LLP, 1275 Pennsylvania Avenue, N.W., Washington D.C. 20004 has provided advice as to certain matters under the federal securities laws.

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th floor, Philadelphia, Pennsylvania 19103 serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the Trust’s annual financial statements and provides other related services.

COMPLIANCE SERVICE PROVIDER

Under a Compliance Services Agreement (the “Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) as well as certain additional compliance support functions (“Compliance Services”).  As compensation for the foregoing services, FCS receives certain out of pocket costs and fixed fees which are accrued daily and paid monthly by the Trust, which are paid by the Trust from the Trust’s custody account with BBH.

The Compliance Agreement with respect to the Fund continues in effect until terminated.  The Compliance Agreement is terminable with or without cause and without penalty by the Board of Trustees of the Trust or by FCS with respect to the Fund on 60 days’ written notice to the other party.  Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust’s shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.  In addition, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS’s actions or omissions, except for any act or omission resulting from FCS’s willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the oversight of the Adviser and the Trust’s Board of Trustees, the Sub-Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers will execute the Fund’s portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a dealer engaged in making a market-for such securities unless, in the opinion of the Sub-Adviser, a better price and execution can otherwise be obtained by using another broker or dealer for the transaction. Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below. Transactions in exchange-traded securities are generally executed on an agency basis by a broker who charges commissions in connection with such transactions.

In placing portfolio transactions, the Sub-Adviser will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. Accordingly, the transaction costs paid by the Fund in any transaction may be greater than those available from other broker-dealers if the difference is reasonably justified by other aspects of the portfolio execution services offered, as determined in good faith by the Sub-Adviser.

The Sub-Adviser may also consider research services, including economic data and statistical information about companies and industries, provided by brokers in the selection of brokers to execute transactions on an agency basis. The Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker. Additionally, in accordance with procedures adopted by the Trust, the Sub-Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Sub-Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Sub-Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not allocate securities transactions to brokers in accordance with any formula. Portfolio transactions may be placed with Authorized Participants and other broker-dealers who sell shares of the Fund or who effect purchases of shares of the Fund for their customers, but portfolio transactions are not directed to brokers in exchange for selling shares of the Fund.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on NYSE Arca™ (generally 4:00 p.m., Eastern time), each day the New York Stock Exchange and NYSE Arca™ are open for trading. The New York Stock Exchange and NYSE Arca™ annually announce the days on which they will not be open for trading. It is expected that the New York Stock Exchange and NYSE Arca™ will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under the circumstances.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s target index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s target index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase the Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares. Additionally, due to varying holiday schedules redemption requests made on certain dates may result in a settlement period exceeding seven calendar days. A list of the holiday schedules of the foreign exchanges of the Fund’s target indexes as well as the dates on which a settlement period would exceed seven calendar days in 2009 is contained in this Statement of Additional Information.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its target index.

The securities in the Fund’s portfolio, including ADRs, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. Currently, the Fund is the only series of the Trust. The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”). It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. For purposes of these calendar year distribution requirements, the Fund’s ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward for the Fund. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Ordinary dividends generally consist of the Fund’s investment company taxable income (which includes, among other items, the Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and are taxable to shareholders as ordinary income. For individual shareholders, a portion of the ordinary dividends paid by the Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the ordinary dividends paid by the Fund may qualify for the corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. It is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be qualified dividend income to individual shareholders and eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. In addition, Fund shares must be held by an individual shareholder for at least 61 days in order for a dividend to be treated as a qualified dividend, and Fund shares must be held by a corporate shareholder for at least 46 days, and not be treated as debt-financed assets of such shareholder, in order to be eligible for the dividends received deduction.

Capital gain dividends generally consist of the Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses), and are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gain dividends are not eligible for the dividends-received deduction referred to in the previous paragraph.

Distributions of ordinary dividends and capital gain dividends will be taxable to shareholders as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The sale of assets by the Fund may result in the realization of taxable gain or loss by the Fund. The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale. Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale. High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends. As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary dividends and capital gain dividends as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of ordinary dividends and capital gain dividends and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax adviser to determine the application of the tax law and practice in his or her own particular circumstances.

LICENSE GRANT

The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, the licensor. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Target index to track general market performance. Dow Jones’ only relationship to the Adviser, the licensee, and the Fund, the sub-licensee from the Adviser, is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Target index which are determined, composed and calculated by Dow Jones without regard to the Adviser or the Fund. Dow Jones has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the Target index. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares to be issued or in the determination or calculation of the equation by which the Shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DOW JONES DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE TARGET INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JAVELIN, THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TARGET INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED PURSUANT TO THE APPLICABLE LICENSE AGREEMENT OR FOR ANY OTHER USE.

DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TARGET INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Following are the initial audited financial statements for the Fund and the report of Briggs Bunting & Dougherty LLP, the Fund’s Independent Auditors, dated June 24, 2009, relating to the financial statements.

To the Board of Trustees of Javelin Exchange-Traded Trust

and the Shareholder of the JETS Dow Jones Islamic Market International Index Fund

We have audited the accompanying statement of assets and liabilities of the JETS Dow Jones Islamic Market International Index Fund (“the Fund”), a series of beneficial interest of Javelin Exchange-Traded Trust, as of June 24, 2009.   This financial statement is the responsibility of the Fund’s management.   Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the JETS Dow Jones Islamic Market International Index Fund as of June 24, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                                                        BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

June 24, 2009

JETS Dow Jones Islamic Market International Index Fund

Statement of Assets and Liabilities

June 24, 2009

Assets
Cash	$100,000
Total assets	100,000
Net Assets	100,000

Net Assets:
Paid-in capital	100,000
Net Assets	$100,000

Shares outstanding	2,500

Net asset value, offering price, and redemption price per share	$40.00

The accompanying notes are an integral part of the financial statements.

JETS Dow Jones Islamic Market International Index Fund

Notes to Statement of Assets and Liabilities

June 24, 2009

NOTE 1:  ORGANIZATION

Javelin Exchange-Traded Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Delaware business trust on July 18, 2007. The Trust currently consists of one portfolio, the JETS Dow Jones Islamic Market International Index Fund (the “Fund”). The Fund has had no operations to date other than matters relating to its organization, registration and the sale of its shares.

The Fund seeks performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of Shari’ah compliant securities.

NOTE 2:  ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects any risk of loss to be remote.

NOTE 3:  FEES AND EXPENSES

Javelin Investment Management, LLC, the Fund’s Adviser, has agreed to bear the initial costs of organization of the Trust. Javelin Investment Management, LLC has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser.   For these services, Javelin Investment Management, LLC receives an advisory fee at the annual rate of 0.68% of the average daily net assets of the portfolio.

Under the terms of the Advisory Agreement, the advisor will pay all of the operating expenses of the Fund, except for fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Esposito Partners, LLC (“Esposito”) serves as the sub-adviser to the Fund and provides investment advice and management services to the Fund. Esposito supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate.  The sub-adviser is paid by the Adviser.

NOTE 4:  DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to a distribution agreement.  The Distributor does not maintain a secondary market in the shares.

NOTE 5:  CAPITAL

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares or multiples thereof.  Purchasers of Creation Units at NAV must pay to the Fund a standard Creation Transaction Fee of $1,500 per transaction (assuming 100 or fewer stocks in each Creation Unit).

Only “Authorized Participants” may purchase or redeem shares directly from the Fund.  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor.  Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units.  Therefore, they will be unable to purchase or redeem the shares directly from the Fund.  Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

APPENDIX A

The Fund generally intends to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three business days. The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three U.S. business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. Market holidays during the remainder of 2009 and all of 2010 in those markets where more the seven days may be needed to deliver redemption proceeds are listed below, as are the instances where more than seven days may be needed .. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

Market Holidays (June 30, 2009 to December 31, 2010)

Denmark		Japan
2009	2010*	2009	2010
December 24	January 1	January 1	January 1
December 25	April 1	January 2	January 11
December 31	April 2	January 12	February 11
	April 5	February 11	March 22
	April 30	March 20	April 29
	May 13	April 29	May 3
	May 14	May 4	May 4
	May 24	May 5	May 5
	December 24	May 6	July 19
	December 31	July 20	September 20
		September 21	September 23
		September 22	October 11
		September 23	November 3
		October 12	November 23
		November 3	December 23
		November 23	December 31
December 23
December 31

Norway		Russia
2009	2010*	2009	2010
December 24	January 1	November 4	January 1
December 25	April 1		January 4
December 31	April 2		January 5
	April 5		January 6
	May 13		January 7
	May 17		January 8
	May 24		February 22
	December 24		February 23
	December 31		May 3
May 10
June 14
November 4

South Africa
2009	2010
August 10	January 1
September 24	March 22
December 16	April 2
December 25	April 5
April 27
June 16
August 9
September 24
December 16
December 27

———————

* 2010 holidays are assumed based on prior year.

Periods of Delayed Redemptions

The redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks comprise the Fund, which is in turn a function of the market holidays and settlement periods in such countries’ securities markets. Dates when settlement will occur more than seven calendar days from trade date in the countries listed above, and therefore dates when Fund redemption proceeds may be delivered more than seven calendar days from the date the redemption request is submitted, are set forth in the table below.

Country	Trade Date	Settlement Date	Number of Calendar Days to Settle
Denmark	March 29, 2010 March 30, 2010 March 31, 2010	April 6, 2010 April 7, 2010 April 8, 2010	8 8 8
Japan	September 16, 2009 September 17, 2009 September 18, 2009 April 28, 2010 April 29, 2010 April 30, 2010	September 24, 2009 September 25, 2009 September 28, 2009 May 6, 2010 May 7, 2010 May 10, 2010	8 8 10 8 8 10
Norway	March 29, 2010 March 30, 2010 March 31, 2010	April 6, 2010 April 7, 2010 April 8, 2010	8 8 8

Country	Trade Date	Settlement Date	Number of Calendar Days to Settle
Russia**	December 29, 2009 December 30, 2009 December 31, 2009	January 11, 2010 January 12, 2010 January 13, 2010	13 13 13
South Africa

August 3, 2009

August 4, 2009

August 5, 2009

August 6, 2009

August 7, 2009

September 17, 2009

September 18, 2009

September 21, 2009

September 22, 2009

September 23, 2009

December 9, 2009

December 10, 2009

December 11, 2009

December 14, 2009 December 15, 2009 December 18, 2009 December 21, 2009 December 22, 2009 December 23, 2009 December 24, 2009

December 28, 2009 December 29, 2009 December 30, 2009 December 31, 2009

March 15, 2010

March 16, 2010

March 17, 2010

March 18, 2010

March 19, 2010

March 26, 2010

March 29, 2010

March 30, 2010

March 31, 2010

April 1, 2010

April 20, 2010

April 21, 2010

April 22, 2010

April 23, 2010

April 26, 2010

June 9, 2010

June 10, 2010

June 11, 2010

8 8 8 8 10 8 10 8 8 8 8 8 10 8 8 10 8 8 8 11 8 8 8 8 8 8 8 8 10 11 9 9 9 11 8 8 8 10 10 8 8 10

Country	Trade Date	Settlement Date	Number of Calendar Days to Settle
South Africa

June 14, 2010

June 15, 2010

August 2, 2010

August 3, 2010

August 4, 2010

August 5, 2010

August 6, 2010

September 17, 2010

September 20, 2010

September 21, 2010

September 22, 2010

September 23, 2010

December 9, 2010

December 10, 2010 December 13, 2010 December 14, 2010 December 15, 2010 December 20, 2010 December 21, 2010 December 22, 2010

December 23, 2010 December 24, 2010

June 22, 2010

June 23, 2010

August 10, 2010

August 11, 2010

August 12, 2010

August 13, 2010

August 16, 2010

September 27, 2010

September 28, 2010

September 29, 2010

September 30, 2010

October 1, 2010

December 17, 2010

December 20, 2010 December 21, 2010 December 22, 2010 December 23, 2010

December 28, 2010

December 29, 2010

December 30, 2010

December 31, 2010

January 4, 2011

8 8 8 8 8 8 10 10 8 8 8 8 8 10 8 8 8 8 8 8 8 11

———————

** Settlement cycle in Russia is negotiated on a deal-by-deal basis. Above data reflects a hypothetical T+3 cycle.

PART C.   OTHER INFORMATION

Javelin Exchange-Traded Trust

Item 23.

Exhibits

(a)	(1)	Certificate of Trust[1]
	(2)	Agreement and Declaration of Trust[1]
(b)		By-Laws[2]
(c)		Not applicable.
(d)	(1)	Form of Investment Advisory Agreement between the Trust and Javelin Investment Management, LLC[2]
	(2)	Form of Sub-Advisory Agreement between Javelin Investment Management, LLC and Esposito Partners, LLC[2]
(e)	(1)	Form of ETF Distribution Agreement Between the Trust and Foreside Fund Services, LLC[2]
	(2)	Form of Authorized Participant Agreement[2]
(f)		Not applicable.
(g)		Form of Custody Agreement between the Trust and Brown Brothers Harriman & Co.[2]
(h)	(1)	Form of Administrative Agency Agreement between the Trust and Brown Brothers Harriman & Co.[2]
	(2)	Form of License Agreement [2]
	(3)	Form of Compliance and AML Services Agreement [2]
(i)		Opinion and Consent of Sutherland Asbill Brennan LLP[3]
(j)		Consent of Briggs Bunting & Dougherty LLP[3]
(k)		Not applicable.
(l)		Not applicable.
(m)		Not applicable.
(n)		Not applicable.
(o)		Not applicable.
(p)	(1)	Code of Ethics of the Trust[2]
	(2)	Codes of Ethics of Javelin Investment Management, LLC[2]
	(3)	Code of Ethics of Esposito Partners, LLC[2]
	(4)	Code of Ethics of Foreside Fund Services, LLC[2]

———————

1

Filed with the Securities and Exchange Commission (the “SEC”) on December 9, 2008 as an exhibit to the Trust’s Registration Statement on Form N-1A (File Nos. 333-156024; 811-22125) ..

2

Filed with the Securities and Exchange Commission (the “SEC”) on May 13, 2009 as an exhibit to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-156024; 811-22125).

3

Filed herewith.

Item 24.

Persons Controlled By or Under Common Control With Registrant

Javelin Investment Management, LLC, the investment advisor to the Fund (the “Adviser”), will be the only shareholder of the Fund immediately prior to the contemplated public offering. Therefore, the Adviser for purposes of the 1940 Act, controls the Fund.

Item 25.

Indemnification

Pursuant to the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”) , the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an ‘‘indemnitee’’) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as ‘‘disabling conduct’’). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made under the Declaration of Trust unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither ‘‘interested persons’’ of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (‘‘Disinterested Non-Party Trustees’’), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

Item 26.

Business and Other Connections of Investment Advisers

Reference is made to the caption “Management” in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and “Management of the Trust” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

The information as to the directors and officers of Javelin Investment Management, LLC is set forth in Javelin Investment Management, LLC’s Form ADV filed with the Securities and Exchange Commission on November 17, 2008 (Reference No. 146197) is incorporated herein by reference.

Item 27.

Principal Underwriters

(a)

Foreside Fund Services, LLC acts as distributor for the Trust and the following other investment companies ..

1)

American Beacon Funds

2)

American Beacon Mileage Funds

3)

American Beacon Select Funds

4)

Henderson Global Funds

5)

Bridgeway Funds, Inc.

6)

Monarch Funds

7)

Century Capital Management Trust

8)

Sound Shore Fund, Inc.

9)

Forum Funds

10)

Central Park Group Multi-Event Fund

11)

The CNL Funds

12)

PMC Funds, Series of the Trust for Professional Managers

13)

Nomura Partners Funds, Inc.

14)

Wintergreen Fund, Inc.

15)

RevenueShares ETF Trust

16)

Direxion Shares ETF Trust

(b)

The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None
Richard J. Berthy	Vice President and Treasurer	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Chief Compliance Officer and Vice President	None
Mark A. Fairbanks	Deputy Chief Compliance Officer and Vice President	None

Item 28.

Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of:

Foreside Fund Services, LLC

Three Canal Plaza,

Portland, Maine 04101

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109-3661

Javelin Investment Management, LLC

33 Witherspoon Street, Suite 210

Princeton, NJ 08542

Esposito Partners, LLC

300 Crescent Court, Suite 650

Dallas, TX 75201

Item 29.

Management Services

Not applicable.

Item 30.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Princeton, State of New Jersey, on the 25th day of June, 2009.

Javelin Exchange-Traded Trust

By:	/s/ BRINTON W. FRITH
Brinton W. Frith

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ BRINTON W. FRITH	Chairman and Trustee	June 25, 2009
Brinton W. Frith

/s/ Sandro Stefanelli	Trustee	June 25, 2009
Sandro Stefanelli

/s/ Steven Zabielski	Trustee	June 25, 2009
Steven Zabielski

/s/ CATHLEEN LESKO	Treasurer and Secretary	June 25, 2009
Cathleen Lesko

EXHIBIT INDEX

(i)	Opinion and Consent of Sutherland Asbill Brennan LLP
(j)	Consent of Briggs Bunting & Dougherty LLP